Fair Values of Open Forward Currency and Futures Contracts, by Risk Exposure, on Statements of Financial Condition (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign exchange contracts | Unrealized depreciation on forward currency contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	$ 2,083,547	$ 2,695,336	$ 3,744,316
Foreign exchange contracts | Unrealized appreciation on forward currency contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	2,911,141	3,723,647	3,620,413
Equity contracts | Unrealized depreciation on futures contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	440,227	427,647	227,254
Liability Derivatives	848,124	937,238	555,551
Interest rate contracts | Unrealized depreciation on futures contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	119,276	777,713	85,806
Liability Derivatives	$ 402,815	$ 420,294	$ 1,800,805